American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
October 31, 2023

Strategic Allocation: Moderate - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 46.7%
American Century Diversified Corporate Bond ETF	541,178	23,775,032
American Century Emerging Markets Bond ETF	231,939	8,159,568
American Century Focused Dynamic Growth ETF(2)	366,044	22,142,001
American Century Focused Large Cap Value ETF	411,018	23,029,174
American Century Multisector Income ETF	812,544	33,275,139
American Century Quality Diversified International ETF	640,493	26,584,751
American Century Short Duration Strategic Income ETF	89,869	4,508,719
American Century U.S. Quality Growth ETF	549,941	36,037,634
American Century U.S. Quality Value ETF	769,123	36,408,206
Avantis Emerging Markets Equity ETF(3)	528,762	26,982,725
Avantis International Equity ETF(3)	493,832	26,538,532
Avantis International Small Cap Value ETF	133,313	7,454,196
Avantis U.S. Equity ETF	606,780	43,051,041
Avantis U.S. Small Cap Value ETF	117,804	8,722,208
TOTAL AFFILIATED FUNDS (Cost $295,900,213)		326,668,926
COMMON STOCKS — 24.3%
Aerospace and Defense — 0.5%
Airbus SE	2,636	353,425
CAE, Inc.(2)	17,112	357,356
Curtiss-Wright Corp.	3,143	624,860
General Dynamics Corp.	976	235,518
HEICO Corp.	3,318	525,604
Hensoldt AG	1,811	53,664
Huntington Ingalls Industries, Inc.	2,514	552,627
Lockheed Martin Corp.	642	291,879
Melrose Industries PLC	79,241	451,180
Mercury Systems, Inc.(2)	1,662	59,799
Saab AB, B Shares	1,655	85,020
		3,590,932
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	1,023	58,278
Cia de Distribucion Integral Logista Holdings SA	2,647	64,997
FedEx Corp.	290	69,629
GXO Logistics, Inc.(2)	1,470	74,250
United Parcel Service, Inc., Class B	2,228	314,705
		581,859
Automobile Components — 0.5%
Aptiv PLC(2)	12,058	1,051,457
BorgWarner, Inc.	11,848	437,191
Cie Generale des Etablissements Michelin SCA	10,417	309,473
Continental AG	4,778	311,951
Fox Factory Holding Corp.(2)	851	69,331
Gentherm, Inc.(2)	719	28,918
Hyundai Mobis Co. Ltd.	1,855	287,274
Linamar Corp.	4,420	191,111
Mobileye Global, Inc., Class A(2)(3)	11,890	424,116
Nifco, Inc.	3,100	72,702
Toyo Tire Corp.	7,200	106,943
		3,290,467

Automobiles — 0.3%
Bayerische Motoren Werke AG	3,766	350,254
Ferrari NV	1,698	513,991
Mercedes-Benz Group AG	4,908	288,759
Tesla, Inc.(2)	2,430	488,041
Volvo Car AB, Class B(2)	55,753	192,297
		1,833,342
Banks — 0.8%
AIB Group PLC	17,927	77,831
Banco Bradesco SA(2)	125,863	305,811
Banco do Brasil SA	13,200	126,639
Bank Central Asia Tbk PT	889,900	490,264
Bank of America Corp.	13,874	365,441
Barclays PLC	205,504	329,843
BNP Paribas SA	3,266	187,808
BPER Banca	30,863	100,433
Capitol Federal Financial, Inc.	11,717	60,928
Commerce Bancshares, Inc.	876	38,421
First Hawaiian, Inc.	13,149	235,762
Fukuoka Financial Group, Inc.	4,200	111,022
Hana Financial Group, Inc.	9,329	271,257
HDFC Bank Ltd., ADR	6,313	357,000
HSBC Holdings PLC	46,800	336,259
JPMorgan Chase & Co.	4,689	652,052
Jyske Bank A/S(2)	1,137	80,129
Prosperity Bancshares, Inc.	2,318	126,424
Regions Financial Corp.	15,784	229,342
Truist Financial Corp.	15,190	430,788
U.S. Bancorp	4,411	140,623
UniCredit SpA	3,270	81,978
Westamerica Bancorporation	3,435	162,269
		5,298,324
Beverages — 0.3%
Ambev SA(2)	59,600	151,785
Celsius Holdings, Inc.(2)	5,688	865,088
Coca-Cola Bottlers Japan Holdings, Inc.	4,000	53,634
Duckhorn Portfolio, Inc.(2)	5,550	57,887
MGP Ingredients, Inc.	1,017	96,269
PepsiCo, Inc.	3,781	617,362
		1,842,025
Biotechnology — 0.6%
AbbVie, Inc.	3,749	529,284
ADMA Biologics, Inc.(2)	6,218	21,017
Alkermes PLC(2)	2,212	53,508
Amgen, Inc.	1,242	317,579
Amicus Therapeutics, Inc.(2)	17,196	188,640
Arcus Biosciences, Inc.(2)	746	11,720
Arcutis Biotherapeutics, Inc.(2)(3)	2,874	6,467
Biohaven Ltd.(2)	1,811	48,010
BioMarin Pharmaceutical, Inc.(2)	3,587	292,161
Blueprint Medicines Corp.(2)	843	49,619
Bridgebio Pharma, Inc.(2)	1,115	29,035
Celldex Therapeutics, Inc.(2)	656	15,429
Centessa Pharmaceuticals PLC, ADR(2)(3)	3,114	20,459
Cerevel Therapeutics Holdings, Inc.(2)	1,117	26,417

CSL Ltd.	2,179	322,039
Cytokinetics, Inc.(2)	19,469	678,689
Halozyme Therapeutics, Inc.(2)	2,040	69,095
ImmunoGen, Inc.(2)	2,527	37,551
Insmed, Inc.(2)	2,268	56,836
Karuna Therapeutics, Inc.(2)	143	23,825
Keros Therapeutics, Inc.(2)	775	22,118
Kymera Therapeutics, Inc.(2)	782	9,126
Madrigal Pharmaceuticals, Inc.(2)	214	28,115
Mineralys Therapeutics, Inc.(2)	1,665	12,870
Natera, Inc.(2)	8,097	319,589
Neurocrine Biosciences, Inc.(2)	5,123	568,346
Relay Therapeutics, Inc.(2)	1,195	7,887
Vaxcyte, Inc.(2)	1,282	61,664
Vertex Pharmaceuticals, Inc.(2)	533	193,005
Viking Therapeutics, Inc.(2)	14,984	146,993
		4,167,093
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.(2)	31,100	320,177
Amazon.com, Inc.(2)	9,964	1,326,109
B&M European Value Retail SA	14,899	95,916
JD.com, Inc., Class A	10,828	137,658
Ollie's Bargain Outlet Holdings, Inc.(2)	1,270	98,095
Pan Pacific International Holdings Corp.	17,700	342,775
Ryohin Keikaku Co. Ltd.	5,700	80,366
Savers Value Village, Inc.(2)	2,921	43,727
		2,444,823
Building Products — 0.3%
AZEK Co., Inc.(2)	4,658	122,039
Cie de Saint-Gobain SA	8,842	481,307
Fortune Brands Innovations, Inc.	1,184	66,067
Hayward Holdings, Inc.(2)	8,176	85,848
JELD-WEN Holding, Inc.(2)	6,303	71,413
Johnson Controls International PLC	8,106	397,356
Masco Corp.	3,964	206,485
Munters Group AB	5,710	69,712
Trane Technologies PLC	3,051	580,636
		2,080,863
Capital Markets — 1.1%
Ameriprise Financial, Inc.	879	276,507
Ares Management Corp., Class A	8,823	869,859
Bank of New York Mellon Corp.	19,971	848,767
BlackRock, Inc.	525	321,447
Donnelley Financial Solutions, Inc.(2)	1,463	79,631
Evercore, Inc., Class A	318	41,397
Hamilton Lane, Inc., Class A	1,000	84,120
Intercontinental Exchange, Inc.	2,050	220,252
Intermediate Capital Group PLC	3,724	59,290
London Stock Exchange Group PLC	5,586	563,600
LPL Financial Holdings, Inc.	3,764	845,093
Man Group PLC	30,465	81,452
Morgan Stanley	8,195	580,370
MSCI, Inc.	1,767	833,229
Northern Trust Corp.	12,893	849,778
S&P Global, Inc.	760	265,476

T. Rowe Price Group, Inc.	5,186	469,333
UBS Group AG	11,290	265,275
		7,554,876
Chemicals — 0.6%
Air Liquide SA	3,375	578,314
Air Products & Chemicals, Inc.	1,046	295,432
Akzo Nobel NV	6,875	461,207
Arkema SA	1,603	150,206
Avient Corp.	12,449	393,637
DSM-Firmenich AG	5,495	498,154
Ecolab, Inc.	1,165	195,417
Element Solutions, Inc.	30,243	551,330
Kansai Paint Co. Ltd.	5,000	73,173
Linde PLC	1,172	447,892
Sika AG	1,094	261,804
Tokyo Ohka Kogyo Co. Ltd.	900	52,003
		3,958,569
Commercial Services and Supplies — 0.2%
Clean Harbors, Inc.(2)	573	88,053
Elis SA	6,760	110,864
GFL Environmental, Inc.	11,102	319,960
Healthcare Services Group, Inc.	7,081	67,269
Republic Services, Inc.	6,400	950,336
SPIE SA	4,050	106,505
		1,642,987
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	2,157	432,198
Ciena Corp.(2)	1,355	57,181
Cisco Systems, Inc.	10,828	564,464
F5, Inc.(2)	2,983	452,193
Juniper Networks, Inc.	11,495	309,445
Nokia Oyj	70,059	233,344
Telefonaktiebolaget LM Ericsson, B Shares	23,503	105,287
		2,154,112
Construction and Engineering — 0.2%
Balfour Beatty PLC	8,942	33,701
Construction Partners, Inc., Class A(2)	1,589	61,097
Eiffage SA	4,700	426,528
Penta-Ocean Construction Co. Ltd.	4,400	25,867
Sacyr SA	11,401	32,921
SNC-Lavalin Group, Inc.	2,660	73,887
Vinci SA	4,285	473,812
		1,127,813
Construction Materials†
Eagle Materials, Inc.	318	48,943
Summit Materials, Inc., Class A(2)	2,264	74,486
Taiheiyo Cement Corp.	3,400	58,268
		181,697
Consumer Finance†
American Express Co.	1,410	205,902
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp.	543	299,975
CP ALL PCL	165,300	252,520
Dollar Tree, Inc.(2)	5,366	596,109
Grocery Outlet Holding Corp.(2)	1,930	53,403

HelloFresh SE(2)	2,304	50,396
Kobe Bussan Co. Ltd.	11,900	294,502
Koninklijke Ahold Delhaize NV	24,957	739,021
Kroger Co.	6,208	281,657
MatsukiyoCocokara & Co.	4,400	77,184
PriceSmart, Inc.	658	41,118
Redcare Pharmacy NV(2)	590	66,065
Sysco Corp.	6,191	411,640
Target Corp.	2,408	266,782
		3,430,372
Containers and Packaging — 0.4%
Amcor PLC	53,883	479,020
AptarGroup, Inc.	521	63,703
Avery Dennison Corp.	2,959	515,073
Ball Corp.	4,059	195,441
DS Smith PLC	63,064	218,735
O-I Glass, Inc.(2)	3,206	49,533
Packaging Corp. of America	3,743	572,866
Smurfit Kappa Group PLC	15,083	491,644
Sonoco Products Co.	4,897	253,714
Verallia SA	5,391	175,296
		3,015,025
Distributors†
D'ieteren Group	310	46,048
LKQ Corp.	6,283	275,949
		321,997
Diversified Consumer Services†
Duolingo, Inc.(2)	1,985	289,909
European Wax Center, Inc., Class A(2)(3)	4,964	73,319
		363,228
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	6,497	142,609
Fibra Uno Administracion SA de CV	26,350	40,061
Land Securities Group PLC	25,098	173,972
WP Carey, Inc.	3,580	192,067
		548,709
Diversified Telecommunication Services — 0.2%
BCE, Inc.	8,010	297,354
Cellnex Telecom SA	8,743	257,010
Internet Initiative Japan, Inc.	2,100	33,933
Usen-Next Holdings Co. Ltd.	3,300	75,694
Verizon Communications, Inc.	14,487	508,928
		1,172,919
Electric Utilities — 0.4%
Duke Energy Corp.	5,571	495,206
Edison International	7,728	487,328
Evergy, Inc.	7,687	377,739
Eversource Energy	5,794	311,659
Iberdrola SA	20,744	230,715
IDACORP, Inc.	455	43,093
NextEra Energy, Inc.	11,117	648,121
Pinnacle West Capital Corp.	4,327	320,977
		2,914,838
Electrical Equipment — 0.5%
AMETEK, Inc.	5,046	710,325

Eaton Corp. PLC	2,197	456,778
Emerson Electric Co.	6,680	594,320
Generac Holdings, Inc.(2)	576	48,424
NEXTracker, Inc., Class A(2)	284	9,872
nVent Electric PLC	2,402	115,608
Regal Rexnord Corp.	4,261	504,545
Schneider Electric SE	3,212	494,190
Sensata Technologies Holding PLC	1,815	57,862
Signify NV	10,615	275,171
Vertiv Holdings Co., Class A	9,926	389,794
		3,656,889
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	2,227	446,291
Celestica, Inc.(2)	1,790	41,797
Celestica, Inc. (Toronto)(2)	1,274	29,738
Corning, Inc.	5,080	135,941
Fabrinet(2)	454	70,370
Jenoptik AG	296	7,031
Keyence Corp.	1,400	541,966
Keysight Technologies, Inc.(2)	5,470	667,613
Littelfuse, Inc.	288	62,401
Mirion Technologies, Inc., Class A(2)	5,295	36,694
Spectris PLC	562	21,236
TE Connectivity Ltd.	3,521	414,950
		2,476,028
Energy Equipment and Services — 0.3%
Aker Solutions ASA	15,631	62,419
Baker Hughes Co.	8,099	278,768
Expro Group Holdings NV(2)	6,150	96,862
Schlumberger NV	11,252	626,286
Seadrill Ltd.(2)	10,348	408,953
Technip Energies NV	2,849	62,421
TechnipFMC PLC	4,378	94,215
Transocean Ltd.(2)	9,231	61,109
Weatherford International PLC(2)	2,194	204,239
		1,895,272
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA	1,137	68,841
Electronic Arts, Inc.	2,999	371,246
Liberty Media Corp.-Liberty Formula One, Class C(2)	1,406	90,954
Spotify Technology SA(2)	5,001	823,965
Take-Two Interactive Software, Inc.(2)	3,364	449,935
Ubisoft Entertainment SA(2)	1,214	34,616
Walt Disney Co.(2)	2,294	187,167
		2,026,724
Financial Services — 0.3%
AvidXchange Holdings, Inc.(2)	5,006	43,252
Edenred SE	7,072	376,453
Mastercard, Inc., Class A	1,339	503,933
Shift4 Payments, Inc., Class A(2)	900	40,068
Visa, Inc., Class A	3,493	821,204
		1,784,910
Food Products — 0.4%
Conagra Brands, Inc.	34,107	933,168
General Mills, Inc.	5,828	380,219

J & J Snack Foods Corp.	489	76,582
Kerry Group PLC, A Shares	4,829	373,010
Kotobuki Spirits Co. Ltd.	5,500	73,034
Mondelez International, Inc., Class A	5,181	343,034
Morinaga & Co. Ltd.	1,500	54,096
Nomad Foods Ltd.(2)	9,786	135,243
Toyo Suisan Kaisha Ltd.	1,600	73,810
Yamazaki Baking Co. Ltd.	4,300	91,037
		2,533,233
Gas Utilities — 0.1%
Atmos Energy Corp.	1,078	116,057
Brookfield Infrastructure Corp., Class A	584	15,044
Nippon Gas Co. Ltd.	2,700	40,580
Spire, Inc.	11,645	647,811
		819,492
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd.	5,624	399,307
Heartland Express, Inc.	18,176	211,932
Knight-Swift Transportation Holdings, Inc.	1,878	91,815
Norfolk Southern Corp.	5,512	1,051,635
Uber Technologies, Inc.(2)	2,758	119,366
Union Pacific Corp.	1,823	378,473
XPO, Inc.(2)	4,242	321,586
		2,574,114
Health Care Equipment and Supplies — 0.8%
Alphatec Holdings, Inc.(2)	6,431	59,036
ConvaTec Group PLC	25,080	62,323
DENTSPLY SIRONA, Inc.	6,440	195,840
Dexcom, Inc.(2)	9,880	877,640
Embecta Corp.	2,631	39,781
Envista Holdings Corp.(2)	11,307	263,114
EssilorLuxottica SA	1,769	320,336
Establishment Labs Holdings, Inc.(2)	1,012	29,631
GE HealthCare Technologies, Inc.	5,224	347,762
Glaukos Corp.(2)	4,869	332,066
Hologic, Inc.(2)	3,469	229,544
ICU Medical, Inc.(2)	406	39,812
Inari Medical, Inc.(2)	1,388	84,265
Inmode Ltd.(2)	1,696	32,394
Intuitive Surgical, Inc.(2)	821	215,283
Lantheus Holdings, Inc.(2)	6,685	431,851
Nakanishi, Inc.	3,000	65,890
PROCEPT BioRobotics Corp.(2)	2,253	60,358
SI-BONE, Inc.(2)	2,265	38,528
Terumo Corp.	15,500	424,052
TransMedics Group, Inc.(2)	1,077	40,366
Ypsomed Holding AG	181	49,884
Zimmer Biomet Holdings, Inc.	10,387	1,084,507
		5,324,263
Health Care Providers and Services — 0.9%
Acadia Healthcare Co., Inc.(2)	1,191	87,550
Amvis Holdings, Inc.	2,900	49,472
Cardinal Health, Inc.	4,110	374,010
Cencora, Inc.	1,336	247,360
Centene Corp.(2)	4,485	309,375

Chartwell Retirement Residences	15,828	115,964
Cigna Group	2,367	731,876
CVS Health Corp.	4,868	335,941
HealthEquity, Inc.(2)	1,402	100,495
Henry Schein, Inc.(2)	12,026	781,450
Laboratory Corp. of America Holdings	2,367	472,761
NeoGenomics, Inc.(2)	5,827	81,695
Option Care Health, Inc.(2)	2,908	80,639
Quest Diagnostics, Inc.	5,562	723,616
R1 RCM, Inc.(2)	7,641	90,087
RadNet, Inc.(2)	1,741	46,937
UnitedHealth Group, Inc.	1,824	976,861
Universal Health Services, Inc., Class B	4,659	586,522
		6,192,611
Health Care REITs — 0.2%
CareTrust REIT, Inc.	2,258	48,592
Healthpeak Properties, Inc.	25,371	394,519
Omega Healthcare Investors, Inc.	2,364	78,248
Sabra Health Care REIT, Inc.	6,355	86,682
Ventas, Inc.	3,230	137,146
Welltower, Inc.	3,988	333,437
		1,078,624
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	2,817	68,819
Schrodinger, Inc.(2)	1,268	27,516
Veeva Systems, Inc., Class A(2)	1,711	329,727
		426,062
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	6,028	93,313
Invincible Investment Corp.	396	152,302
Japan Hotel REIT Investment Corp.	173	78,652
Ryman Hospitality Properties, Inc.	1,299	111,194
		435,461
Hotels, Restaurants and Leisure — 0.4%
Airbnb, Inc., Class A(2)	6,163	729,021
Basic-Fit NV(2)(3)	545	13,942
Chipotle Mexican Grill, Inc.(2)	220	427,284
Greggs PLC	1,509	43,525
H World Group Ltd., ADR(2)	9,076	341,802
Hilton Worldwide Holdings, Inc.	8,115	1,229,666
Planet Fitness, Inc., Class A(2)	1,141	63,063
Starbucks Corp.	2,414	222,668
Wingstop, Inc.	522	95,406
		3,166,377
Household Durables — 0.1%
Barratt Developments PLC	64,152	323,531
Bellway PLC	1,874	47,691
Taylor Wimpey PLC	281,550	380,273
TopBuild Corp.(2)	306	70,001
		821,496
Household Products — 0.4%
Church & Dwight Co., Inc.	10,957	996,430
Colgate-Palmolive Co.	2,417	181,565
Henkel AG & Co. KGaA, Preference Shares	4,105	296,115
Kimberly-Clark Corp.	5,605	670,582

Procter & Gamble Co.	2,937	440,638
		2,585,330
Industrial Conglomerates†
Honeywell International, Inc.	1,942	355,891
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	4,436	116,312
CapitaLand Ascendas REIT	32,200	61,181
EastGroup Properties, Inc.	652	106,439
GLP J-Reit	95	85,087
Goodman Group	19,747	261,290
Mapletree Logistics Trust	71,100	76,351
Prologis, Inc.	11,595	1,168,196
Segro PLC	13,445	116,866
Terreno Realty Corp.	879	46,833
Tritax Big Box REIT PLC	50,926	84,788
		2,123,343
Insurance — 0.9%
Aflac, Inc.	3,577	279,400
AIA Group Ltd.	53,600	465,452
Allstate Corp.	7,520	963,538
ASR Nederland NV	856	31,945
Goosehead Insurance, Inc., Class A(2)	858	55,658
Hanover Insurance Group, Inc.	2,678	313,888
Kinsale Capital Group, Inc.	302	100,841
Marsh & McLennan Cos., Inc.	1,921	364,318
MetLife, Inc.	2,583	155,006
NN Group NV	14,443	463,221
Palomar Holdings, Inc.(2)	1,078	53,986
Prudential Financial, Inc.	3,053	279,166
Reinsurance Group of America, Inc.	4,106	613,724
RLI Corp.	763	101,662
Ryan Specialty Holdings, Inc., Class A(2)	11,641	502,891
Skyward Specialty Insurance Group, Inc.(2)	2,043	57,510
Steadfast Group Ltd.	18,297	62,919
Storebrand ASA	6,697	55,926
Travelers Cos., Inc.	2,179	364,852
Willis Towers Watson PLC	2,943	694,224
		5,980,127
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A(2)	15,716	1,950,041
Autohome, Inc., ADR	7,582	202,819
Baidu, Inc., Class A(2)	13,500	177,239
carsales.com Ltd.	5,441	95,910
Eventbrite, Inc., Class A(2)	8,993	74,462
Match Group, Inc.(2)	10,377	359,044
Meta Platforms, Inc., Class A(2)	2,574	775,469
Rightmove PLC	7,050	40,655
Scout24 SE	595	36,604
Tencent Holdings Ltd.	21,400	791,987
		4,504,230
IT Services — 0.4%
Accenture PLC, Class A	1,600	475,344
Alten SA	108	12,758
Amdocs Ltd.	5,950	476,952
Cloudflare, Inc., Class A(2)	8,304	470,754

Indra Sistemas SA	3,655	51,321
International Business Machines Corp.	3,055	441,875
NEXTDC Ltd.(2)	72,697	545,871
Perficient, Inc.(2)	541	31,481
		2,506,356
Leisure Products†
Brunswick Corp.	871	60,508
Games Workshop Group PLC	524	63,002
Sankyo Co. Ltd.	2,600	108,050
Topgolf Callaway Brands Corp.(2)	2,466	30,135
YETI Holdings, Inc.(2)	202	8,589
		270,284
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	9,315	962,892
Avantor, Inc.(2)	11,416	198,981
Bio-Techne Corp.	8,069	440,809
Danaher Corp.	1,812	347,940
Gerresheimer AG	906	84,506
ICON PLC(2)	2,126	518,659
IQVIA Holdings, Inc.(2)	4,741	857,315
Mettler-Toledo International, Inc.(2)	779	767,471
Thermo Fisher Scientific, Inc.	908	403,851
		4,582,424
Machinery — 0.5%
ATS Corp.(2)	876	29,500
Cummins, Inc.	2,554	552,430
Deere & Co.	614	224,331
Fluidra SA(3)	543	9,573
Graco, Inc.	4,004	297,697
Hoshizaki Corp.	1,900	61,360
IMI PLC	16,920	302,175
Interpump Group SpA	153	6,398
Interroll Holding AG	6	15,818
KION Group AG	991	30,406
Konecranes Oyj	1,024	33,575
Organo Corp.	2,300	75,833
Oshkosh Corp.	6,141	538,750
Parker-Hannifin Corp.	2,003	738,927
Trelleborg AB, B Shares	1,448	36,618
Wartsila Oyj Abp	4,390	52,388
Weir Group PLC	3,148	65,386
Xylem, Inc.	2,142	200,363
		3,271,528
Media — 0.3%
Fox Corp., Class B	15,436	430,819
Interpublic Group of Cos., Inc.	13,731	389,960
Omnicom Group, Inc.	2,830	211,995
Trade Desk, Inc., Class A(2)	9,640	684,055
WPP PLC	45,857	394,885
		2,111,714
Metals and Mining†
Alamos Gold, Inc., Class A	6,867	85,024
Allkem Ltd.(2)	6,263	38,271
Capstone Copper Corp.(2)	33,882	115,322
ERO Copper Corp.(2)	9,529	129,321

MMC Norilsk Nickel PJSC(2)(4)	2,658	—
		367,938
Multi-Utilities — 0.2%
CMS Energy Corp.	6,190	336,365
Northwestern Energy Group, Inc.	12,505	600,365
WEC Energy Group, Inc.	4,191	341,105
		1,277,835
Office REITs†
Hudson Pacific Properties, Inc.	6,853	30,564
SL Green Realty Corp.(3)	1,154	33,801
		64,365
Oil, Gas and Consumable Fuels — 0.6%
Antero Resources Corp.(2)	4,157	122,382
ConocoPhillips	6,211	737,867
Diamondback Energy, Inc.	1,707	273,666
Enterprise Products Partners LP	26,976	702,455
EOG Resources, Inc.	4,998	630,998
EQT Corp.	4,927	208,806
Excelerate Energy, Inc., Class A	7,055	100,322
Gaztransport Et Technigaz SA	586	74,955
Golar LNG Ltd.	1,066	23,910
Hess Corp.	9,494	1,370,934
Occidental Petroleum Corp.	5,164	319,187
		4,565,482
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	699	35,845
Mondi PLC	20,045	324,238
Stella-Jones, Inc.	3,369	176,473
		536,556
Passenger Airlines — 0.1%
Southwest Airlines Co.	19,842	441,088
Personal Care Products — 0.1%
BellRing Brands, Inc.(2)	1,580	69,093
elf Beauty, Inc.(2)	702	65,026
Haleon PLC	100,305	402,031
Kenvue, Inc.	10,939	203,466
Rohto Pharmaceutical Co. Ltd.	3,800	88,659
		828,275
Pharmaceuticals — 0.9%
Arvinas, Inc.(2)	933	15,040
AstraZeneca PLC	5,368	672,093
AstraZeneca PLC, ADR	6,286	397,464
Bristol-Myers Squibb Co.	7,476	385,238
Edgewise Therapeutics, Inc.(2)	2,350	15,040
Eli Lilly & Co.	474	262,563
GSK PLC	39,561	705,245
Hikma Pharmaceuticals PLC	1,827	42,331
Indivior PLC(2)	3,190	61,161
Intra-Cellular Therapies, Inc.(2)	1,451	72,202
Merck & Co., Inc.	3,999	410,697
Novo Nordisk AS, Class B	12,865	1,241,166
Roche Holding AG	2,397	617,730
Sanofi SA	4,209	382,203
Sanofi SA, ADR	6,160	278,740
UCB SA	3,449	252,260

Ventyx Biosciences, Inc.(2)	1,022	14,737
Verona Pharma PLC, ADR(2)	1,358	18,944
Zoetis, Inc.	2,097	329,229
		6,174,083
Professional Services — 0.4%
Adecco Group AG	10,499	397,319
BayCurrent Consulting, Inc.	12,500	313,834
CACI International, Inc., Class A(2)	278	90,283
First Advantage Corp.	4,542	59,092
FTI Consulting, Inc.(2)	374	79,385
Jacobs Solutions, Inc.	5,242	698,759
Korn Ferry	1,286	58,539
Paycom Software, Inc.	1,388	340,018
Paycor HCM, Inc.(2)	2,366	51,058
RELX PLC	15,289	534,010
TechnoPro Holdings, Inc.	1,900	37,641
UT Group Co. Ltd.(2)	1,500	18,528
Verisk Analytics, Inc.	2,065	469,498
		3,147,964
Real Estate Management and Development — 0.1%
Colliers International Group, Inc.(3)	319	28,918
Corp. Inmobiliaria Vesta SAB de CV(3)	12,585	39,467
CTP NV	4,185	61,015
FirstService Corp.	638	90,258
FirstService Corp. (Toronto)(3)	633	89,572
Mitsui Fudosan Co. Ltd.	5,600	121,379
PSP Swiss Property AG	775	95,355
Tokyu Fudosan Holdings Corp.	18,900	110,117
Vonovia SE	1,925	44,318
		680,399
Residential REITs — 0.2%
American Homes 4 Rent, Class A	5,973	195,556
AvalonBay Communities, Inc.	2,037	337,612
Boardwalk Real Estate Investment Trust	1,650	77,054
Canadian Apartment Properties REIT	542	15,954
Comforia Residential REIT, Inc.	32	67,912
Essex Property Trust, Inc.	2,635	563,679
Invitation Homes, Inc.	4,321	128,291
		1,386,058
Retail REITs — 0.3%
Agree Realty Corp.	1,152	64,443
Brixmor Property Group, Inc.	3,982	82,786
Kite Realty Group Trust	10,017	213,563
Link REIT	7,120	32,675
Realty Income Corp.	11,716	555,104
Regency Centers Corp.	8,282	499,073
Simon Property Group, Inc.	2,109	231,758
Urban Edge Properties	6,769	107,356
		1,786,758
Semiconductors and Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.(2)	4,155	409,268
AIXTRON SE	1,418	39,847
Analog Devices, Inc.	1,943	305,692
Applied Materials, Inc.	2,543	336,566
ARM Holdings PLC, ADR(2)	5,201	256,357

ASML Holding NV	189	113,612
Credo Technology Group Holding Ltd.(2)	4,428	62,966
FormFactor, Inc.(2)	785	26,596
GLOBALFOUNDRIES, Inc.(2)	1,708	84,751
Infineon Technologies AG	7,392	215,922
Lattice Semiconductor Corp.(2)	539	29,974
MACOM Technology Solutions Holdings, Inc.(2)	1,464	103,271
Marvell Technology, Inc.	7,372	348,106
Monolithic Power Systems, Inc.	1,065	470,453
Nova Ltd.(2)	656	62,300
NVIDIA Corp.	3,310	1,349,818
Onto Innovation, Inc.(2)	816	91,694
Power Integrations, Inc.	1,443	100,043
Silicon Laboratories, Inc.(2)	474	43,693
Socionext, Inc.	700	68,276
SUMCO Corp.	46,600	602,172
Taiwan Semiconductor Manufacturing Co. Ltd.	46,000	751,295
Teradyne, Inc.	5,559	462,898
		6,335,570
Software — 1.6%
Adobe, Inc.(2)	284	151,105
Atlassian Corp., Class A(2)	985	177,930
Blackbaud, Inc.(2)	955	62,457
Cadence Design Systems, Inc.(2)	4,959	1,189,416
Crowdstrike Holdings, Inc., Class A(2)	3,054	539,856
CyberArk Software Ltd.(2)	704	115,203
Datadog, Inc., Class A(2)	6,336	516,194
Descartes Systems Group, Inc.(2)	548	39,608
DoubleVerify Holdings, Inc.(2)	2,209	61,477
Five9, Inc.(2)	1,461	84,548
Guidewire Software, Inc.(2)	956	86,164
HubSpot, Inc.(2)	1,693	717,443
JFrog Ltd.(2)	2,008	45,160
Kinaxis, Inc.(2)	326	31,835
Klaviyo, Inc., Class A(2)	413	11,766
Manhattan Associates, Inc.(2)	5,020	978,800
Microsoft Corp.	11,563	3,909,566
m-up Holdings, Inc.	1,900	15,386
nCino, Inc.(2)	2,032	57,099
New Relic, Inc.(2)	657	56,942
Palantir Technologies, Inc., Class A(2)	29,911	442,683
Palo Alto Networks, Inc.(2)	2,672	649,349
Salesforce, Inc.(2)	2,260	453,876
SAP SE	2,406	322,722
ServiceNow, Inc.(2)	198	115,206
Splunk, Inc.(2)	1,666	245,169
SPS Commerce, Inc.(2)	842	135,006
TeamViewer SE(2)	1,023	15,740
Tenable Holdings, Inc.(2)	2,530	106,538
Workday, Inc., Class A(2)	713	150,949
		11,485,193
Specialized REITs — 0.3%
American Tower Corp.	190	33,856
Big Yellow Group PLC	3,791	44,090
Digital Core REIT Management Pte Ltd.	23,900	12,081

Digital Realty Trust, Inc.	2,823	351,068
Equinix, Inc.	979	714,318
Iron Mountain, Inc.	4,098	242,069
Keppel DC REIT	34,500	42,576
Public Storage	2,643	630,911
SBA Communications Corp.	162	33,798
VICI Properties, Inc.	13,267	370,149
		2,474,916
Specialty Retail — 0.4%
Boot Barn Holdings, Inc.(2)	1,122	77,979
Burlington Stores, Inc.(2)	3,124	378,098
CarMax, Inc.(2)	1,564	95,545
Dufry AG(2)	882	30,918
Fast Retailing Co. Ltd.	2,000	442,793
Home Depot, Inc.	2,488	708,309
Kingfisher PLC	135,929	347,097
Murphy USA, Inc.	109	39,533
Sanrio Co. Ltd.	1,000	42,583
TJX Cos., Inc.	5,392	474,873
Tractor Supply Co.	681	131,133
		2,768,861
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	13,498	2,305,053
HP, Inc.	13,243	348,688
Pure Storage, Inc., Class A(2)	1,274	43,074
Samsung Electronics Co. Ltd.	8,166	406,462
		3,103,277
Textiles, Apparel and Luxury Goods — 0.4%
Asics Corp.	3,700	117,205
Crocs, Inc.(2)	520	46,447
Deckers Outdoor Corp.(2)	432	257,930
HUGO BOSS AG	876	51,233
Lululemon Athletica, Inc.(2)	1,448	569,759
LVMH Moet Hennessy Louis Vuitton SE	569	407,364
On Holding AG, Class A(2)	39,631	1,017,328
Puma SE	4,399	249,283
Tod's SpA(2)	1,070	35,846
		2,752,395
Trading Companies and Distributors — 0.3%
Beacon Roofing Supply, Inc.(2)	4,610	328,094
Bunzl PLC	11,503	410,383
Diploma PLC	2,040	70,728
Finning International, Inc.	3,011	80,684
MRC Global, Inc.(2)	6,594	69,303
MSC Industrial Direct Co., Inc., Class A	4,933	467,402
NOW, Inc.(2)	8,332	91,819
Rexel SA	20,531	419,300
Seven Group Holdings Ltd.	6,212	109,776
		2,047,489
Transportation Infrastructure†
Flughafen Zurich AG	379	70,821
Japan Airport Terminal Co. Ltd.	800	35,183
		106,004
Water Utilities†
SJW Group	1,400	87,472

Wireless Telecommunication Services†
TIM SA		116,700	351,599
TOTAL COMMON STOCKS (Cost $145,823,954)			169,995,132
U.S. TREASURY SECURITIES — 9.5%
U.S. Treasury Bonds, 2.00%, 11/15/41		3,500,000	2,168,223
U.S. Treasury Bonds, 2.375%, 2/15/42		11,500,000	7,598,311
U.S. Treasury Bonds, 3.125%, 8/15/44		200,000	145,691
U.S. Treasury Bonds, 2.50%, 2/15/45		1,060,000	684,342
U.S. Treasury Bonds, 3.00%, 5/15/45		560,000	396,025
U.S. Treasury Bonds, 3.00%, 11/15/45		100,000	70,305
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		1,221,608	1,206,272
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		380,615	376,824
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		1,623,084	1,621,731
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		172,972	183,375
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		852,300	797,339
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		1,149,640	1,072,835
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		1,295,348	897,248
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		3,491,031	2,785,980
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		5,945,419	4,104,520
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		699,545	484,570
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		1,179,270	618,714
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27		4,855,286	4,448,509
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		2,302,695	2,113,974
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		2,310,267	2,128,186
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		3,029,259	2,499,022
U.S. Treasury Notes, 0.25%, 5/31/25		9,900,000	9,162,914
U.S. Treasury Notes, 0.50%, 4/30/27		6,000,000	5,163,047
U.S. Treasury Notes, 2.75%, 7/31/27		3,505,000	3,251,024
U.S. Treasury Notes, 2.25%, 8/15/27		400,000	363,906
U.S. Treasury Notes, 2.625%, 7/31/29		3,000,000	2,659,219
U.S. Treasury Notes, 3.50%, 4/30/30		2,350,000	2,165,764
U.S. Treasury Notes, 0.625%, 5/15/30		1,100,000	838,793
U.S. Treasury Notes, 1.875%, 2/15/32(5)		5,800,000	4,610,320
U.S. Treasury Notes, 3.375%, 5/15/33		28,000	24,763
U.S. Treasury Notes, VRN, 5.52%, (3-month USBMMY plus 0.13%), 7/31/25		1,500,000	1,499,879
TOTAL U.S. TREASURY SECURITIES (Cost $79,747,080)			66,141,625
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.8%
Australia — 0.1%
Australia Government Bond, 3.00%, 3/21/47	AUD	270,000	118,374
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	232,048
			350,422
Austria — 0.1%
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	185,000	182,750
Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	121,000	134,058
			316,808
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	74,000	81,729
Canada — 0.6%
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,500,000	981,125
Canadian Government Bond, 3.50%, 3/1/28	CAD	3,387,000	2,378,312
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	564,792
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	345,128
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	21,615

Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	63,292
			4,354,264
China — 0.5%
China Government Bond, 2.68%, 5/21/30	CNY	24,800,000	3,391,374
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	77,588
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	55,991
			133,579
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	219,000	234,377
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	2,250,000	1,559,537
			1,793,914
France — 0.2%
French Republic Government Bond OAT, 0.00%, 11/25/31(7)	EUR	1,400,000	1,145,678
French Republic Government Bond OAT, 1.25%, 5/25/38	EUR	379,000	290,325
			1,436,003
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	400,000	179,740
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	299,523
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	183,833
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,367,117
			1,550,950
Japan — 0.3%
Japan Government Thirty Year Bond, 1.40%, 3/20/53	JPY	224,000,000	1,328,131
Japan Government Twenty Year Bond, 1.20%, 6/20/53	JPY	66,500,000	374,107
Japan Government Twenty Year Bond, 1.80%, 9/20/53	JPY	51,300,000	334,083
			2,036,321
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	209,055
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	672,310
Netherlands — 0.1%
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	506,000	501,730
Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	82,000	78,299
			580,029
Norway†
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	1,880,000	156,385
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	141,747
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34		100,000	102,842
Spain†
Spain Government Bond, 1.60%, 4/30/25(6)	EUR	132,000	135,975
Spain Government Bond, 5.15%, 10/31/28(6)	EUR	47,000	53,694
Spain Government Bond, 5.15%, 10/31/44(6)	EUR	9,000	10,472
			200,141
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	452,350
Thailand — 0.1%
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	329,925
United Kingdom — 0.1%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	800,000	884,637
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $23,448,964)			19,654,048

CORPORATE BONDS — 2.4%
Automobile Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		$105,000	99,027
Automobiles — 0.1%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	50,716
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		$670,000	530,004
			580,720
Banks — 0.9%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		255,000	246,605
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	206,022
Bank of America Corp., VRN, 2.88%, 10/22/30		$260,000	212,840
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	100,000	101,596
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	400,000	400,533
Citigroup, Inc., VRN, 3.07%, 2/24/28		$51,000	45,918
Citigroup, Inc., VRN, 3.52%, 10/27/28		40,000	35,969
Citigroup, Inc., VRN, 3.98%, 3/20/30		61,000	53,986
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	257,426
Credit Agricole SA, 7.375%, 12/18/23	GBP	100,000	121,633
European Financial Stability Facility, 2.125%, 2/19/24	EUR	399,000	420,168
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	394,185
European Financial Stability Facility, 2.35%, 7/29/44	EUR	60,000	50,216
European Union, 0.00%, 7/4/31(7)	EUR	1,650,000	1,353,255
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	58,875
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	407,075
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		$6,000	5,466
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	120,000	148,981
Toronto-Dominion Bank, VRN, 5.875%, 5/1/24		$1,500,000	1,497,358
Wells Fargo & Co., VRN, 5.39%, 4/24/34		105,000	95,100
			6,113,207
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		370,000	308,394
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		305,000	242,400
Chemicals†
MEGlobal BV, 4.25%, 11/3/26(6)		82,000	77,387
Olin Corp., 5.125%, 9/15/27		60,000	55,072
			132,459
Commercial Services and Supplies†
Waste Connections, Inc., 2.95%, 1/15/52		154,000	88,141
Containers and Packaging†
Sealed Air Corp., 5.125%, 12/1/24(6)		80,000	78,487
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		220,000	148,537
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	116,147
AT&T, Inc., 4.90%, 8/15/37		$116,000	97,736
Deutsche Telekom International Finance BV, 0.875%, 1/30/24	EUR	40,000	42,010
Sprint Capital Corp., 6.875%, 11/15/28		$352,000	361,508
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		205,000	200,562
			817,963
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	161,968
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	92,503
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	43,161
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	61,929

NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		71,000	57,696
Northern States Power Co., 3.20%, 4/1/52		160,000	95,832
Northern States Power Co., 5.10%, 5/15/53		110,000	93,280
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30		500,000	407,612
			1,013,981
Financial Services — 0.3%
Fiore Capital LLC, VRDN, 5.50%, 11/7/23 (LOC: Wells Fargo Bank N.A.)		2,245,000	2,245,000
Ground Transportation†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	126,816
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	52,378
			179,194
Health Care Providers and Services — 0.1%
CVS Health Corp., 4.78%, 3/25/38		475,000	393,217
DaVita, Inc., 4.625%, 6/1/30(6)		510,000	400,105
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	105,816
			899,138
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		200,000	164,568
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		150,000	138,708
			303,276
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	413,848
Meritage Homes Corp., 5.125%, 6/6/27		160,000	151,372
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		238,000	178,542
			743,762
Insurance†
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	200,113
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		$153,000	149,242
Media†
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		120,000	83,081
WPP Finance 2013, 3.00%, 11/20/23	EUR	100,000	105,740
			188,821
Metals and Mining†
Freeport-McMoRan, Inc., 5.40%, 11/14/34		$180,000	159,497
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	56,029
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		108,000	109,455
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	119,164
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	69,192
Enterprise Products Operating LLC, 4.85%, 3/15/44		254,000	210,543
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		125,000	116,044
MEG Energy Corp., 5.875%, 2/1/29(6)		130,000	121,610
Southwestern Energy Co., 5.70%, 1/23/25		14,000	13,844
			759,852
Passenger Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		261,988	255,027
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50		246,000	141,638
Software†
Oracle Corp., 3.60%, 4/1/40		210,000	144,288
Transportation Infrastructure — 0.1%
DP World Crescent Ltd., 4.85%, 9/26/28		250,000	236,947

Wireless Telecommunication Services†
C&W Senior Financing DAC, 6.875%, 9/15/27(6)	228,000	196,256
TOTAL CORPORATE BONDS (Cost $19,170,419)		16,481,396
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.41%, (3-month SOFR plus 2.01%), 4/15/30(6)	350,000	338,402
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 8.27%, (3-month SOFR plus 2.86%), 4/22/32(6)	1,450,000	1,426,347
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.51%, (3-month SOFR plus 2.11%), 10/15/31(6)	309,879	309,645
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.16%, (3-month SOFR plus 1.76%), 4/15/32(6)	384,070	382,892
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.51%, (3-month SOFR plus 2.11%), 11/16/30(6)	1,100,000	1,084,192
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.41%, (3-month SOFR plus 2.01%), 4/17/30(6)	3,000,000	2,886,214
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.51%, (3-month SOFR plus 2.11%), 10/15/30(6)	450,000	441,367
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.58%, (3-month SOFR plus 2.16%), 1/20/30(6)	512,500	501,267
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.80%, (3-month SOFR plus 1.38%), 7/20/31(6)	350,000	349,643
KKR CLO Ltd., Series 2018, Class CR, VRN, 7.76%, (3-month SOFR plus 2.36%), 7/18/30(6)	200,000	198,483
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.74%, (3-month SOFR plus 2.36%), 1/25/32(6)	450,000	446,460
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.36%, (3-month SOFR plus 2.94%), 1/20/35(6)	425,000	419,623
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(6)	716,000	693,676
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.16%, (3-month SOFR plus 1.76%), 10/17/31(6)	400,000	394,580
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 7.04%, (1-month SOFR plus 1.71%), 7/25/36(6)	1,500,000	1,444,035
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 8.03%, (3-month SOFR plus 2.61%), 1/20/32(6)	325,000	321,493
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 8.18%, (3-month SOFR plus 2.76%), 7/20/32(6)	1,450,000	1,414,652
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 7.36%, (3-month SOFR plus 1.96%), 4/18/33(6)	1,000,000	977,632
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,363,011)		14,030,603
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	139,633
Harris County Industrial Development Corp. Rev., (Exxon Mobil Corp.) VRDN, 4.02%, 11/1/23	1,700,000	1,700,000
Metropolitan Water District of Southern California Rev., VRDN, 5.35%, 11/7/23 (SBBPA: Bank of America N.A.)	2,200,000	2,200,000
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	153,370
New York City GO, 6.27%, 12/1/37	40,000	41,078
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	102,167
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	126,682
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	173,637
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	134,146
State of California GO, 4.60%, 4/1/38	100,000	87,272
State of California GO, 7.55%, 4/1/39	60,000	68,595
State of California GO, 7.30%, 10/1/39	90,000	99,388
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	45,000	41,681
TOTAL MUNICIPAL SECURITIES (Cost $5,152,990)		5,067,649
ASSET-BACKED SECURITIES — 0.4%
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	330,219	279,307
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(6)	60,870	58,659
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	600,000	550,823
FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.79%, 8/17/37(6)	1,100,000	1,013,789
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	552,389	478,752
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	731,044	631,432
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	140,143	135,883
TOTAL ASSET-BACKED SECURITIES (Cost $3,544,273)		3,148,645
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.85%, (1-month SOFR plus 2.51%), 9/15/36(6)	900,000	838,542

BXHPP Trust, Series 2021-FILM, Class D, VRN, 6.95%, (1-month SOFR plus 1.61%), 8/15/36(6)	1,500,000	1,308,960
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,403,973)		2,147,502
PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	500,000	434,492
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	400,000	422,301
Electric Utilities†
Electricite de France SA, 3.375%	200,000	163,301
Enel SpA, 2.25%	200,000	185,403
		348,704
Insurance†
Allianz SE, 3.375%	100,000	103,905
AXA SA, 6.69%	50,000	60,178
Intesa Sanpaolo Vita SpA, 4.75%	100,000	103,236
		267,319
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	444,071
TOTAL PREFERRED STOCKS (Cost $2,617,958)		1,916,887
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	6,028	5,263
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	1,800,000	914,858
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 7.02%, (30-day average SOFR plus 1.70%), 12/27/33(6)	275,519	275,883
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	25,909	21,602
		1,217,606
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 8.04%, (30-day average SOFR plus 2.71%), 5/25/24	162,114	163,249
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,268,042)		1,380,855
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 5.30%, (1-year RFUCC plus 1.87%), 7/1/36	13,900	14,127
FHLMC, VRN, 6.04%, (1-year H15T1Y plus 2.14%), 10/1/36	35,727	36,388
FHLMC, VRN, 5.03%, (1-year H15T1Y plus 2.26%), 4/1/37	45,027	45,639
FHLMC, VRN, 5.67%, (1-year RFUCC plus 1.89%), 7/1/41	15,478	15,365
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	22,828	23,203
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	17,294	17,569
FNMA, VRN, 7.22%, (6-month RFUCC plus 1.54%), 9/1/35	4,691	4,756
FNMA, VRN, 5.56%, (1-year H15T1Y plus 2.15%), 3/1/38	49,802	50,734
		207,781
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 6.00%, 2/1/38	18,240	18,333
GNMA, 9.00%, 4/20/25	79	79
GNMA, 7.50%, 10/15/25	229	229
GNMA, 6.00%, 4/15/26	201	198
GNMA, 7.50%, 6/15/26	439	438
GNMA, 7.00%, 12/15/27	4,885	4,848
GNMA, 7.50%, 12/15/27	574	574
GNMA, 6.00%, 5/15/28	3,193	3,163
GNMA, 6.50%, 5/15/28	2,844	2,872
GNMA, 7.00%, 5/15/31	6,802	6,935
GNMA, 5.50%, 11/15/32	16,962	16,653

GNMA, 6.50%, 10/15/38	369,880	385,130
GNMA, 4.50%, 6/15/41	126,429	119,185
		558,637
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $777,159)		766,418
EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell Mid-Cap Value ETF (Cost $393,447)	4,009	397,332
SHORT-TERM INVESTMENTS — 10.4%
Certificates of Deposit — 0.2%
Wells Fargo Bank N.A., VRN, 5.86%, (SOFR plus 0.55%), 1/5/24(6)	1,500,000	1,501,107
Commercial Paper(8) — 4.5%
Alinghi Funding Co. LLC, 5.93%, 4/10/24(6)	1,750,000	1,704,994
ANZ New Zealand International Ltd., 5.92%, 6/3/24(6)	2,500,000	2,416,225
BPCE SA, 5.89%, 2/15/24(6)	2,000,000	1,966,652
Canadian Imperial Holdings, Inc., 5.88%, 3/19/24(6)	1,000,000	978,771
Charta LLC, 5.71%, 11/3/23 (LOC: CitiBank N.A.)(6)	1,000,000	999,556
Chesham Finance Ltd. / Chesham Finance LLC, 5.87%, 3/13/24 (LOC: BNP Paribas)(6)	3,000,000	2,937,649
DNB Bank ASA, 5.87%, 4/12/24(6)	3,500,000	3,411,190
JP Morgan Securities LLC, 5.95%, 4/25/24(6)	2,000,000	2,000,676
JP Morgan Securities LLC, VRN, 5.92%, (SOFR plus 0.61%), 10/21/24(6)	1,000,000	999,936
Landesbank Baden-Wuerttemberg, 5.46%, 11/1/23(6)	2,290,000	2,289,662
Old Line Funding LLC, VRN, 5.79%, (SOFR plus 0.48%), 6/7/24(6)	5,000,000	5,002,963
Svenska Handelsbanken AB, VRN, 6.10%, (SOFR plus 0.79%), 11/1/23(6)	1,500,000	1,500,028
UBS AG, 5.91%, 1/19/24(6)	1,000,000	987,774
Versailles Commercial Paper LLC, 5.81%, 2/6/24(6)	4,000,000	3,938,961
		31,135,037
Money Market Funds — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,014,313	22,014,313
State Street Navigator Securities Lending Government Money Market Portfolio(9)	1,052,632	1,052,632
		23,066,945
Treasury Bills(8) — 2.4%
U.S. Treasury Bills, 5.47%, 11/21/23	4,500,000	4,486,778
U.S. Treasury Bills, 5.49%, 11/24/23	1,500,000	1,494,937
U.S. Treasury Bills, 5.49%, 1/4/24	3,000,000	2,971,760
U.S. Treasury Bills, 5.56%, 2/13/24	2,500,000	2,461,596
U.S. Treasury Bills, 5.56%, 2/20/24	2,000,000	1,967,224
U.S. Treasury Bills, 5.54%, 2/27/24	2,150,000	2,112,421
U.S. Treasury Bills, 5.20%, 6/13/24	1,250,000	1,209,590
		16,704,306
TOTAL SHORT-TERM INVESTMENTS (Cost $72,404,847)		72,407,395
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $668,016,330)		700,204,413
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,440,279)
TOTAL NET ASSETS — 100.0%		$698,764,134

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	9,648	USD	7,155	Goldman Sachs & Co.	12/22/23	$(191)
CAD	12,386	USD	9,193	Goldman Sachs & Co.	12/22/23	(253)
CAD	14,899	USD	11,058	Goldman Sachs & Co.	12/22/23	(304)
CAD	10,331	USD	7,542	Goldman Sachs & Co.	12/22/23	(86)
CAD	13,160	USD	9,608	Goldman Sachs & Co.	12/22/23	(110)
CAD	12,737	USD	9,277	Goldman Sachs & Co.	12/22/23	(84)
CAD	12,053	USD	8,862	Goldman Sachs & Co.	12/22/23	(163)
CAD	13,267	USD	9,755	Goldman Sachs & Co.	12/22/23	(179)
CAD	16,998	USD	12,399	Goldman Sachs & Co.	12/22/23	(131)
CAD	13,762	USD	10,061	Goldman Sachs & Co.	12/22/23	(128)
CAD	11,166	USD	8,163	Goldman Sachs & Co.	12/22/23	(104)
USD	3,868,403	CAD	5,235,802	JPMorgan Chase Bank N.A.	12/15/23	90,036
USD	380,326	CAD	512,813	Goldman Sachs & Co.	12/22/23	10,199
USD	231,656	CAD	312,353	Goldman Sachs & Co.	12/22/23	6,212
USD	332,528	CAD	448,364	Goldman Sachs & Co.	12/22/23	8,917
USD	8,255	CAD	11,201	Goldman Sachs & Co.	12/22/23	170
USD	6,376	CAD	8,712	Goldman Sachs & Co.	12/22/23	89
USD	10,778	CAD	14,725	Goldman Sachs & Co.	12/22/23	150
USD	12,686	CAD	17,232	Goldman Sachs & Co.	12/22/23	249
USD	6,544	CAD	8,889	Goldman Sachs & Co.	12/22/23	129
USD	8,463	CAD	11,577	Goldman Sachs & Co.	12/22/23	107
USD	6,087	CAD	8,309	Goldman Sachs & Co.	12/22/23	90
USD	7,942	CAD	10,883	Goldman Sachs & Co.	12/22/23	87
USD	12,444	CAD	17,255	Goldman Sachs & Co.	12/22/23	(10)
USD	339,546	CHF	299,611	Morgan Stanley	12/15/23	8,605
USD	649,967	CNY	4,711,612	JPMorgan Chase Bank N.A.	12/15/23	(3,533)
EUR	203,474	USD	214,858	Bank of America N.A.	12/15/23	854
EUR	100,000	USD	106,755	Bank of America N.A.	12/15/23	(741)
EUR	220,000	USD	237,202	UBS AG	12/15/23	(3,971)
EUR	2,426	USD	2,565	Bank of America N.A.	12/22/23	8
EUR	61,702	USD	65,122	Bank of America N.A.	12/22/23	319
EUR	5,680	USD	6,005	Bank of America N.A.	12/22/23	19
EUR	7,171	USD	7,630	JPMorgan Chase Bank N.A.	12/22/23	(25)
EUR	139,292	USD	147,761	JPMorgan Chase Bank N.A.	12/22/23	(30)
EUR	82,216	USD	86,977	Morgan Stanley	12/22/23	220
EUR	3,277	USD	3,479	Morgan Stanley	12/22/23	(4)
EUR	4,719	USD	5,011	Morgan Stanley	12/22/23	(5)
EUR	3,473	USD	3,714	Morgan Stanley	12/22/23	(31)
USD	8,594,882	EUR	7,991,431	JPMorgan Chase Bank N.A.	12/15/23	122,807
USD	60,864	EUR	57,260	Bank of America N.A.	12/22/23	135
USD	2,811	EUR	2,667	Bank of America N.A.	12/22/23	(17)
USD	750,297	EUR	705,867	Bank of America N.A.	12/22/23	1,665
USD	47,058	EUR	44,272	Bank of America N.A.	12/22/23	104
USD	5,066	EUR	4,781	Bank of America N.A.	12/22/23	(4)
USD	6,926	EUR	6,578	Bank of America N.A.	12/22/23	(51)
USD	3,790	EUR	3,596	Bank of America N.A.	12/22/23	(23)
USD	60,875	EUR	57,260	JPMorgan Chase Bank N.A.	12/22/23	146
USD	750,432	EUR	705,867	JPMorgan Chase Bank N.A.	12/22/23	1,801
USD	47,067	EUR	44,272	JPMorgan Chase Bank N.A.	12/22/23	113
USD	60,887	EUR	57,260	Morgan Stanley	12/22/23	158
USD	2,495	EUR	2,345	Morgan Stanley	12/22/23	7

USD	750,583	EUR	705,867	Morgan Stanley	12/22/23	1,951
USD	47,076	EUR	44,272	Morgan Stanley	12/22/23	122
USD	6,954	EUR	6,578	Morgan Stanley	12/22/23	(23)
USD	6,367	EUR	5,986	Morgan Stanley	12/22/23	19
USD	75,388	EUR	70,873	Morgan Stanley	12/22/23	221
GBP	150,000	USD	183,201	Goldman Sachs & Co.	12/15/23	(826)
GBP	22,866	USD	27,811	Goldman Sachs & Co.	12/22/23	(7)
GBP	12,994	USD	15,801	Goldman Sachs & Co.	12/22/23	(1)
GBP	17,059	USD	20,878	Goldman Sachs & Co.	12/22/23	(136)
GBP	13,970	USD	16,958	Goldman Sachs & Co.	12/22/23	29
GBP	14,723	USD	17,832	Goldman Sachs & Co.	12/22/23	70
GBP	13,218	USD	16,069	Goldman Sachs & Co.	12/22/23	3
GBP	10,150	USD	12,337	Goldman Sachs & Co.	12/22/23	5
USD	574,377	GBP	460,748	Morgan Stanley	12/15/23	14,184
USD	585,652	GBP	479,335	Goldman Sachs & Co.	12/22/23	2,810
USD	17,234	GBP	14,007	Goldman Sachs & Co.	12/22/23	202
JPY	112,330,176	USD	774,808	Bank of America N.A.	12/15/23	(28,508)
USD	355,855	JPY	52,724,165	JPMorgan Chase Bank N.A.	12/15/23	5,565
PLN	775,000	USD	182,753	Bank of America N.A.	12/15/23	1,037
THB	13,731,451	USD	389,821	Goldman Sachs & Co.	12/15/23	(6,334)
						$233,601

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	14	December 2023	$1,722,651	$(17,057)
Euro-Bund 10-Year Bonds	18	December 2023	2,456,718	(67,831)
Korean Treasury 10-Year Bonds	10	December 2023	778,942	(23,675)
U.K. Gilt 10-Year Bonds	27	December 2023	3,057,244	(46,299)
U.S. Treasury 2-Year Notes	38	December 2023	7,692,031	(26,862)
U.S. Treasury 5-Year Notes	305	December 2023	31,865,352	(384,017)
U.S. Treasury 10-Year Notes	32	December 2023	3,397,500	(22,575)
U.S. Treasury 10-Year Ultra Notes	60	December 2023	6,529,688	(371,367)
			$57,500,126	$(959,683)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26		$5,552,680	$(164,536)	$(21,710)	$(186,246)
Markit iTraxx Europe Crossover Index Series 40	Sell	5.00%	12/20/28	EUR	1,948,000	25,765	26,582	52,347
						$(138,771)	$4,872	$(133,899)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
RFUCC	–	Refinitiv USD IBOR Consumer Cash Fallbacks
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,128,550. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,476,893.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $58,719,824, which represented 8.4% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,028,805, which includes securities collateral of $976,173.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$326,668,926	—	—
Common Stocks	129,268,479	$40,726,653	—
U.S. Treasury Securities	—	66,141,625	—
Sovereign Governments and Agencies	—	19,654,048	—
Corporate Bonds	—	16,481,396	—
Collateralized Loan Obligations	—	14,030,603	—
Municipal Securities	—	5,067,649	—
Asset-Backed Securities	—	3,148,645	—
Commercial Mortgage-Backed Securities	—	2,147,502	—
Preferred Stocks	—	1,916,887	—
Collateralized Mortgage Obligations	—	1,380,855	—
U.S. Government Agency Mortgage-Backed Securities	—	766,418	—
Exchange-Traded Funds	397,332	—	—
Short-Term Investments	23,066,945	49,340,450	—
	$479,401,682	$220,802,731	—
Other Financial Instruments
Swap Agreements	—	$52,347	—
Forward Foreign Currency Exchange Contracts	—	279,614	—
	—	$331,961	—
Liabilities
Other Financial Instruments
Futures Contracts	$804,821	$154,862	—
Swap Agreements	—	186,246	—
Forward Foreign Currency Exchange Contracts	—	46,013	—
	$804,821	$387,121	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$24,710	—	—	$(935)	$23,775	541	—	$279
American Century Emerging Markets Bond ETF	8,814	—	—	(654)	8,160	232	—	111
American Century Focused Dynamic Growth ETF(3)	22,640	$2,278	—	(2,776)	22,142	366	—	—
American Century Focused Large Cap Value ETF	25,831	159	$1,075	(1,886)	23,029	411	$10	145
American Century Multisector Income ETF	35,616	—	1,032	(1,309)	33,275	813	(191)	481
American Century Quality Diversified International ETF	31,831	—	2,984	(2,262)	26,585	640	(488)	—
American Century Short Duration Strategic Income ETF	4,546	—	—	(37)	4,509	90	—	63
American Century U.S. Quality Growth ETF	35,799	2,943	—	(2,704)	36,038	550	—	29
American Century U.S. Quality Value ETF	44,414	102	5,445	(2,663)	36,408	769	(21)	150
Avantis Emerging Markets Equity ETF(4)	22,722	7,771	752	(2,758)	26,983	529	8	—
Avantis International Equity ETF(4)	31,676	—	2,397	(2,741)	26,538	494	(249)	—
Avantis International Small Cap Value ETF	8,141	—	20	(667)	7,454	133	1	—
Avantis U.S. Equity ETF	46,890	665	—	(4,504)	43,051	607	—	160
Avantis U.S. Small Cap Value ETF	9,895	25	—	(1,198)	8,722	118	—	—
	$353,525	$13,943	$13,705	$(27,094)	$326,669	6,293	$(930)	$1,418
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.